U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and Address of issuer:
               INVESCO Money Market Funds, Inc.
               7800 E. Union Avenue
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

      _X_

3.    Investment Company Act File Number: 811-2606

      Securities Act File Number:   002-55079

4(a)  Last day of fiscal year for which this Form is filed: May 31, 2000

4(b)  ____   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See
             Instruction A.2)

4(c)  ____   Check box if this is the last time the issuer will be filing this
             Form.

5.    Calculation of registration fee:

      (i)   Aggregate sales price of securities
            sold during the fiscal year
            pursuant to section 24(f)                   $9,038,690,096
                                                        --------------

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                            $8,952,276,134
                                                        --------------

      (iii) Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 1, 1995 that were
            not previously used to reduce
            registration fees payable to the
            Commission                                  $0
                                                        --

      (iv)  Total available redemption credits
            [add items 5(ii) and 5(iii)]                $8,952,276,134
                                                        --------------

      (v)   Net sales - if item 5(i) is greater
            than item 5(iv) [subtract item 5(iv)
            from item 5(i)]                             $86,413,962
                                                        -----------

      (vi)  Redemption credits available for use
            in future years - if item 5(i) is less
            than item 5(iv) [subtract item 5(iv)
            from item 5(i)]                             $0
                                                        --

      (vii) Multiplier for determining
            registration fee (See Instruction C.9)      x0.000264
                                                        ---------

      (viii)Registration fee due [multiply item
            5(v) by item 5(vii)] (enter "0" if
            no fee is due):                             = $22,813.29
                                                        ------------

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
      _______________.

7.    Interest due - if this Form is being filed
      more than 90 days after the end of the
      Issuer's fiscal year (see instruction D)    :     +$0
                                                        ---

8.    Total of the amount of the registration fee
      due plus any interest due [line 5(viii) plus
      line 7]:                                          =$22,813.29
                                                        -----------

9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:
                                 _X_   Wire Transfer
                                 ___   Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

      INVESCO Money Market Funds, Inc. --INVESCO Cash Reserves Fund
                                       --INVESCO Tax-Free Money Fund
                                       --INVESCO US Government Money Fund



                              By: /s/ Mark H. Williamson
                                  ----------------------
                                  Mark H. Williamson
                                  President


Date: August 25, 2000